CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Operating activities:
Net income (loss)	$ (10,211)	$ (84,386)	$ 7,787
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on disposals of property and equipment, net	(3,267)	(6)	(757)
Stock-based compensation	3,484	2,844	3,469
Impairment and other lease charges	9,139	13,101	21,144
Goodwill impairment	0	67,909	0
Loss on extinguishment of debt	1,241	0	0
Depreciation and amortization	38,206	39,195	37,604
Amortization of deferred financing costs	437	270	270
Amortization of deferred gains from sale-leaseback transactions	0	0	(3,564)
Deferred income taxes	(650)	10,888	6,830
Changes in other operating assets and liabilities:
Accounts receivable	(951)	640	805
Prepaid expenses and other current assets	340	364	894
Operating lease right-of-use assets	24,213	23,780	0
Other non-current assets	3,396	(1,360)	(1,491)
Accounts payable	1,309	504	(1,797)
Accrued payroll, related taxes and benefits	4,370	(220)	(1,690)
Accrued real estate taxes	103	626	11
Other current liabilities	(3,396)	(2,618)	(10,583)
Operating lease liabilities	(23,264)	(19,765)	0
Other non-current liabilities	2,166	(162)	1,358
Income tax receivable/payable	(5,578)	14,036	(6,523)
Other	(815)	(608)	36
Net cash provided by operating activities	40,272	65,032	53,803
Capital expenditures:
New restaurant development	(1,863)	(11,390)	(21,445)
Restaurant remodeling	(1,103)	(2,573)	(582)
Other restaurant capital expenditures	(11,270)	(19,335)	(27,464)
Corporate and restaurant information systems	(4,133)	(7,949)	(8,359)
Total capital expenditures	(18,369)	(41,247)	(57,850)
Proceeds from disposals of properties	9,559	1,774	4,743
Proceeds from sale-leaseback transactions	17,222	0	0
Proceeds from insurance recoveries	0	42	983
Net cash provided by (used in) investing activities	8,412	(39,431)	(52,124)
Financing activities:
Borrowings on revolving credit facility	154,143	32,000	26,000
Repayments on revolving credit facility	(229,143)	(35,000)	(23,000)
Proceeds from Issuance of Unsecured Debt	15,000	0	0
Repayments of unsecured debt	(15,000)	0	0
Proceeds from Issuance of Secured Debt	73,500	0	0
Principal payments on finance/capital leases	(237)	(164)	(101)
Financing costs associated with debt	(3,013)	0	(150)
Payments to purchase treasury stock	(3,728)	(14,282)	(2,769)
Net cash used in financing activities	(8,478)	(17,446)	(20)
Net change in cash and restricted cash	40,206	8,155	1,659
Cash and restricted cash, beginning of year	13,089	4,940	3,277
Cash and restricted cash of discontinued operations, beginning of year	324	318	322
Cash and restricted cash of discontinued operations, end of year	(257)	(324)	(318)
Cash and restricted cash, end of year	$ 53,362	$ 13,089	$ 4,940